STOCK BASED COMPENSATION - Additional Information (Details) - USD ($)			3 Months Ended		12 Months Ended
	Feb. 01, 2026	Jan. 15, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Jul. 22, 2025	Jul. 01, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for grant									713,000
Stock-based compensation expense			$ 202,561	$ 497,164	$ 1,792,540	$ 1,866,095
Common stock, shares issued			154,588,426		92,816,561	4,062,974
Common stock shares adjustable					567,172
Common stock additional shares required not yet issued					285,598
Common stock, shares authorized			900,000,000		900,000,000	900,000,000		900,000,000
Aggregate market value of shares of Common Stock forfeited					$ 600,000
Options granted			0	0	49,599
Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares adjustable					567,173
2022 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for grant			16,500		15,300
ESPP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for grant			151,000		151,000				143,000
Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense			$ 191,375	$ 219,316	$ 399,193	$ 178,877
Non-employee Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock average closing price					$ 25,000		$ 25,000
Common stock relating to services previously provided					100,201		100,201
Common stock relating to services to be provided			852,770		852,770		100,200
Common stock relating to services not yet provided					567,172		567,173
Common stock required not yet issued			0		767,573		767,573
Common stock reserved for potential future issuance			142,857		104,294
Stock based compensation expense for equity-classified awards			$ 16,375	136,384	$ 185,583
Stock based compensation expenses for liability classified awards			$ 175,000	$ 51,073	$ 175,000
Equity classified awards relating to services to be provided			100,200		100,200
Equity classified common stock					200,401		200,401
Common Stock issued pursuant to provision				0
Non-employee Consultants [Member] | Location, Statement of Financial Position, Activity, Accrual [Axis]: us-gaap:AccruedLiabilitiesCurrent
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expenses for liability classified awards			$ 25,000		$ 25,000
Non-employee Consultants [Member] | Location, Statement of Financial Position, Activity, Accrual [Axis]: us-gaap:PrepaidExpenseAndOtherAssetsCurrent
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense for equity-classified awards			60,040		76,415
Stock based compensation expenses for liability classified awards			$ 375,000		$ 525,000
Non-employee Consultants [Member] | Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock relating to services to be provided							100,201
Common stock required not yet issued					28,960
Equity classified awards relating to services to be provided					100,201
Common Stock issued pursuant to provision			28,960
Non-employee Consultants [Member] | Previously Reported [Member] | Location, Statement of Financial Position, Activity, Accrual [Axis]: us-gaap:PrepaidExpenseAndOtherAssetsCurrent
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense for equity-classified awards					$ 76,415
Restricted Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total grant date fair value of RSUs awarded			$ 0		0	246,000
Total grant date fair value of RSUs vested			0	$ 216,846	1,188,648	$ 1,284,257
Restricted Stock Units [Member] | Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total grant date fair value of RSUs awarded					576,924
Employee Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized stock-based compensation costs			$ 17,908		$ 29,307
Unrecognized stock-based compensation costs, remaining weighted average period			5 months 1 day		8 months 1 day
Stock options expiration period			10 years		10 years
Stock options vesting period			3 years		3 years
Employee Stock Option [Member] | Employees and Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average grant date fair value of options granted					$ 0.73	$ 15.82
Consultant Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of consecutive trading days	20 days
Consultant Awards [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price			$ 0.1773
Consultant Awards [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price			0.21
Consultant Awards [Member] | VWAP Test is Satisfied at $3.49 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock issued in lieu of oligation	70,140
VWAP test price per share	$ 3.49
Consultant Awards [Member] | VWAP Test is Satisfied at $4.99 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock issued in lieu of oligation	100,200
VWAP test price per share	$ 4.99
Consultant Awards [Member] | VWAP Test is Satisfied at $9.98 or Higher [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock issued in lieu of oligation	150,301
VWAP test price per share	$ 9.98
Consultant Awards [Member] | Volume Weighted Average Price Test for Each Additional $4.99 threshold Above $9.98 is Satisfied [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock issued in lieu of oligation	150,301
Consultant Awards [Member] | Volume Weighted Average Price Test for Each Additional $4.99 threshold Above $9.98 is Satisfied [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
VWAP test price per share	$ 4.99
Consultant Awards [Member] | Volume Weighted Average Price Test for Each Additional $4.99 threshold Above $9.98 is Satisfied [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
VWAP test price per share	$ 9.98
Consultant Awards [Member] | Aggregate Tier 3 Cap [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock issued in lieu of oligation	601,202
Lyocon Acquisition Awards [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price			0.1773
Lyocon Acquisition Awards [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price			$ 0.1837
Lyocon Acquisition Awards [Member] | Equity Awards Equal to 0.07% of Market Cap [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price		$ 3.49
Number of consecutive trading days		20 days
Percentage of entitlement of equity awards to market cap		0.07%
Lyocon Acquisition Awards [Member] | Equity Awards Equal to 0.10% of Market Cap [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price		$ 4.99
Number of consecutive trading days		20 days
Percentage of entitlement of equity awards to market cap		0.10%
Lyocon Acquisition Awards [Member] | Equity Awards Equal to 0.15% of Market Cap [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price		$ 9.98
Number of consecutive trading days		20 days
Percentage of entitlement of equity awards to market cap		0.15%